SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options, outstanding	9,591,000	8,248,340	4,608,140	3,437,420
Options, exercisable	5,479,750	2,818,903
Options, unvested	4,111,250	5,429,437
Stock Option 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.65
Expiry date	14-Nov-23
Options, outstanding	200,000
Options, exercisable
Options, unvested	200,000
Stock Option 2
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.33
Expiry date	17-Oct-23
Options, outstanding	940,000
Options, exercisable
Options, unvested	940,000
Stock Option 3
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.26
Expiry date	10-Oct-23
Options, outstanding	550,000
Options, exercisable
Options, unvested	550,000
Stock Option 4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.22
Expiry date	23-Jul-23
Options, outstanding	400,000
Options, exercisable	50,000
Options, unvested	350,000
Stock Option 5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.31
Expiry date	1-May-23
Options, outstanding	200,000
Options, exercisable	50,000
Options, unvested	150,000
Stock Option 6
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.28
Expiry date	6-Apr-23
Options, outstanding	1,225,000
Options, exercisable	306,250
Options, unvested	918,750
Stock Option 7
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.31
Expiry date	20-Feb-23
Options, outstanding	200,000
Options, exercisable	75,000
Options, unvested	125,000
Stock Option 8
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.48
Expiry date	6-Nov-22	6-Nov-22
Options, outstanding		50,000
Options, exercisable
Options, unvested		50,000
Stock Option 9
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.35
Expiry date	1-Sep-22	12-Jun-22
Options, outstanding	1,250,000	1,670,000
Options, exercisable	781,250	36,250
Options, unvested	468,750	1,413,750
Stock Option 10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.33
Expiry date	12-Jun-22	1-Sep-22
Options, outstanding	1,225,000	1,450,000
Options, exercisable	918,750	20,875
Options, unvested	306,250	1,649,125
Stock Option 11
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.49
Expiry date	12-Jan-22	12-Jan-22
Options, outstanding	820,000	910,000
Options, exercisable	717,500	34,125
Options, unvested	102,500	875,875
Stock Option 12
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.2
Expiry date	2-Jun-21	2-Jun-21
Options, outstanding	1,420,000	1,557,500	1,600,000
Options, exercisable	1,420,000	116,813
Options, unvested		1,440,687
Stock Option 13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.5
Expiry date	22-Jun-20	22-Jun-20
Options, outstanding	311,000	328,000	328,000
Options, exercisable	311,000	328,000
Options, unvested
Stock Option 14
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.5
Expiry date	7-Apr-20	7-Apr-20
Options, outstanding	535,000	820,620	905,000
Options, exercisable	535,000	820,620
Options, unvested
Stock Option 15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 0.65
Expiry date	1-May-19	1-May-19
Options, outstanding	315,000	547,500	547,500
Options, exercisable	315,000	547,500
Options, unvested
Stock Option 16
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 1
Expiry date	3-Feb-19	3-Feb-19
Options, outstanding		50,000	50,000
Options, exercisable		50,000
Options, unvested
Stock Option 17
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 1.05
Expiry date	27-Jan-19	27-Jan-19
Options, outstanding		515,000	515,000
Options, exercisable		515,000
Options, unvested
Stock Option 18
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 1.2
Expiry date	16-Aug-18	16-Aug-18
Options, outstanding		324,720	324,720
Options, exercisable		324,720
Options, unvested
Stock Option 19
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 1.3
Expiry date	22-Jul-18	22-Jul-18
Options, outstanding		25,000	25,000
Options, exercisable		25,000
Options, unvested
Stock Option 20
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date		16-Aug-17
Options, outstanding			15,000
Options, exercisable
Options, unvested
Stock Option 21
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date		24-Sep-17
Options, outstanding			37,500
Options, exercisable
Options, unvested
Stock Option 22
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date		22-Aug-17
Options, outstanding			172,420
Options, exercisable
Options, unvested
Stock Option 23
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date		1-Jun-17
Options, outstanding			1,000
Options, exercisable
Options, unvested
Stock Option 24
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date		18-Jun-17
Options, outstanding			87,000
Options, exercisable
Options, unvested